Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Prospectus Date	rr_ProspectusDate	Jun. 22, 2022
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2022